UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 1999

Check here if Amendment           [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
 						                           [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:   	LVM Capital Management, Ltd.
Address:	7840 Moorsbridge Road
       		Portage, Michigan  49024

13F File Number:	28-6658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	Michelle M. Larabee
Title:	Director of Operations
Phone:	616-321-8120
Signature, Place, and Date of Signing:

	Michelle M. Larabee 	Portage, Michigan	 February 11, 2000

Report Type (Check only one.):
[X ]		13F Holdings Report
[  ]		13F Notice.
[  ]		13F Combination Report.

 List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		61

Form 13F Information Table Value Total:		$139,794

List of Other Included Managers:

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      252     6940 SH       SOLE                     6940
ADOBE SYSTEMS                  COM              00724f101     6643    98780 SH       SOLE                    98780
AMERICAN EXPRESS               COM              025816109      805     4845 SH       SOLE                     4845
AMERICAN HOME PRODUCTS         COM              026609107      765    19500 SH       SOLE                    19500
AMERICAN INTERNATIONAL GROUP   COM              026874107    10256    94854 SH       SOLE                    94854
APPLIED MATERIALS              COM              038222105      500     3950 SH       SOLE                     3950
AT&T                           COM              001957109     5975   117597 SH       SOLE                   117597
BANK OF AMERICA                COM              060505104      514    10238 SH       SOLE                    10238
BANK ONE                       COM              059438101      438    13689 SH       SOLE                    13689
BELL ATLANTIC                  COM              077853109      449     7296 SH       SOLE                     7296
BLYTH INDUSTRIES               COM              09643p108     4241   172650 SH       SOLE                   172650
BP AMOCO PLC ADR               COM              055622104     1067    17996 SH       SOLE                    17996
BRISTOL MYERS SQUIBB           COM              110122108     3141    48942 SH       SOLE                    48942
CARDINAL HEALTH                COM              14149y108      608    12698 SH       SOLE                    12698
CASEY'S GENERAL STORES         COM              147528103     3597   344577 SH       SOLE                   344577
CHASE MANHATTAN                COM              16161A108     1173    15100 SH       SOLE                    15100
CHEVRON                        COM              166751107      635     7330 SH       SOLE                     7330
CISCO SYSTEMS                  COM              17275r102     1454    13575 SH       SOLE                    13575
CITIGROUP                      COM              172967101     3473    62362 SH       SOLE                    62362
COCA COLA                      COM              191216100      204     3500 SH       SOLE                     3500
CORNING                        COM              219350105     1344    10426 SH       SOLE                    10426
DAIMLERCHRYSLER                COM              d1668r123      802    10287 SH       SOLE                    10287
DENTSPLY INTERNATIONAL         COM              249030107      508    21500 SH       SOLE                    21500
EXXON MOBIL                    COM              30231g102     4736    58782 SH       SOLE                    58782
FANNIE MAE                     COM              313586109     4415    70715 SH       SOLE                    70715
FIRST UNION                    COM              337358105      786    23859 SH       SOLE                    23859
FLOWERS INDUSTRIES             COM              343496105      265    16600 SH       SOLE                    16600
FORD                           COM              345370100      675    12663 SH       SOLE                    12663
GENERAL ELECTRIC               COM              369604103     2078    13426 SH       SOLE                    13426
GTE                            COM              362320103     5686    80575 SH       SOLE                    80575
HEWLETT PACKARD                COM              428236103      283     2485 SH       SOLE                     2485
ING GROEP ADR                  COM              456837103     2516    41247 SH       SOLE                    41247
INTEL                          COM              458140100     9505   115475 SH       SOLE                   115475
INTERNATIONAL BUSINESS MACHINE COM              459200101     7527    69773 SH       SOLE                    69773
J.P. MORGAN                    COM              616880100      544     4300 SH       SOLE                     4300
JACOBS ENGINEERING             COM              469814107     3505   107850 SH       SOLE                   107850
KIMBERLY CLARK                 COM              494368103      384     5862 SH       SOLE                     5862
LANDAUER                       COM              51476K103      420    19200 SH       SOLE                    19200
LEXMARK INTERNATIONAL          COM              529771107      281     3100 SH       SOLE                     3100
LUCENT TECHNOLOGIES            COM              549463107      233     3108 SH       SOLE                     3108
MBIA                           COM              55262C100     2683    50800 SH       SOLE                    50800
MEDTRONIC                      COM              585055106      308     8440 SH       SOLE                     8440
MELLON FINANCIAL               COM              58551a108     5212   153007 SH       SOLE                   153007
MERCK                          COM              589331107     1378    20510 SH       SOLE                    20510
MICROSOFT                      COM              594918104     1673    14330 SH       SOLE                    14330
NCI BUILDING SYSTEMS           COM              628852105     2803   151540 SH       SOLE                   151540
NISOURCE                       COM              65473p105      397    22200 SH       SOLE                    22200
PEOPLESOFT                     COM              712713106     1110    52100 SH       SOLE                    52100
ROYAL DUTCH PETROLEUM          COM              780257804      842    13900 SH       SOLE                    13900
SAFEWAY                        COM              786514208     3714   103890 SH       SOLE                   103890
SBC COMMUNICATIONS             COM              78387G103     1257    25779 SH       SOLE                    25779
SOUTHDOWN                      COM              841297104      319     6177 SH       SOLE                     6177
STMICRO- ELECTRONICS           COM              861012102     1499     9900 SH       SOLE                     9900
STRYKER                        COM              863667101     3277    47064 SH       SOLE                    47064
SUNGARD DATA SYSTEMS           COM              867363103     4008   168750 SH       SOLE                   168750
TELEFONICA SA  ADR             COM              879382208     3424    43441 SH       SOLE                    43441
TJX                            COM              872540109     2235   109375 SH       SOLE                   109375
UNUMPROVIDENT                  COM              91529y106     1358    42350 SH       SOLE                    42350
US RESTAURANT PROPERTYS        COM              90338E103      554    38905 SH       SOLE                    38905
WATSON PHARMACEUTICALS         COM              942683103     7334   204775 SH       SOLE                   204775
WICOR                          COM              929253102     1726    59150 SH       SOLE                    59150